UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: November 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

TOWPATH FOCUS FUND

Ticker: TOWFX

Institutional Share Class

TOWPATH TECHNOLOGY FUND

Ticker: TOWTX

Institutional Share Class

www.oelschlagerinvestments.com

NOVEMBER 30, 2021

TOWPATH FUNDS

SHAREHOLDER LETTER

NOVEMBER 30, 2021 (UNAUDITED)

Dear Fellow Shareholders,

We are pleased to celebrate the one-year anniversary of Towpath Technology Fund (TOWTX).  And we are grateful that, ahead of schedule and before the two-year anniversary of Oelschlager Investments, Towpath Focus Fund (TOWFX) became available on one of the industry’s largest trading platforms.  We encourage financial advisors who are currently using other platforms to continue contacting your custodian/broker-dealer to request that Towpath Focus and Towpath Technology be added to your broker-dealer’s platform.  Both Towpath Focus and Towpath Technology continue to be available for direct investment with Oelschlager Investments.

We invite you to explore our website for in-depth investment insights, commentary and articles from our first year.  Highlights include:

•

Fourth Quarter Market Commentary: “The Powell Pivot” by Mark Oelschlager

•

December 31, 2021: “A Fresh Look: Mark Oelschlager” appeared in Value Investor Insight

•

November 5, 2021: “See a Penny (or a Million of Them) – Pick it Up”

•

Media Highlights: A compilation of Mark Oelschlager’s articles and interviews with financial media

Our Principles: Integrity. Diligence. Generosity.

The team at Oelschlager Investments is grateful for the support and interest that we have received from our investors.  We appreciate the trust you place in us, and we regard it as our duty and privilege to invest on your behalf.  Read more about Our Principles at www.oelschlagerinvestments.com.

Finally, we invite you to follow us on LinkedIn at Oelschlager Investments for ongoing insights and updates.

Best regards,

Mark Oelschlager, CFA
President and Chief Investment Officer
Portfolio Manager, Towpath Focus Fund and Towpath Technology Fund

IMPORTANT INFORMATION

Past Performance Does Not Guarantee Future Results. There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal.

An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain a prospectus or summary prospectus, call 877-593-8637. Please read the prospectus carefully before investing.

CFA is a registered trademark of the CFA Institute.

Towpath Funds are distributed by Ultimus Fund Distributors, LLC (Member FINRA).  Ultimus Fund Distributors, LLC and Towpath Funds are separate and unaffiliated.

Annual Report |  1

TOWPATH FOCUS FUND

MANAGEMENT DISCUSSION & ANALYSIS (UNAUDITED)

For the fiscal year ended November 30, 2021, Towpath Focus Fund returned 24.51%, while the Russell 3000 Index returned 26.34%.

Early in the year it appeared the long growth-stock run might be ending, as the distribution of Covid vaccines provided hope for a reopened and strengthening economy, which would remove some of the relative appeal of the fast growers.  But the mutating virus proved a tough opponent, creating doubt about accelerating economic growth.  In addition, and in part because of that, the Federal Reserve (“Fed”) continued its ultra-accommodative monetary policy despite rising inflation.  As a result, the growth stocks continued to perform well relative to value stocks, and various speculative bubbles remained inflated.  The stocks (most of them growth stocks) that rise when interest rates fall were trading at very high valuations, and the stocks (most of them value stocks) that rise when interest rates rise were trading at remarkably low levels.  The disparity between the two groups had never been greater; the market was behaving as if the era of low rates would never end, but we believed that it was a matter of time.

In November, in the face of persistent price increases across the entire economy, Fed Chairman Powell pivoted his stance, finally making reigning in this inflation a priority.  The shift, which is generally positive for how we have positioned the Fund, happened late enough in the fiscal year that it did not have a major impact on our relative performance in the period, but the early effects were encouraging.

Incidentally, it is this “time arbitrage” that we believe is our greatest source of alpha.  What we mean by that is that the market oftentimes takes too short a view, valuing companies based on current conditions, even if there is a reasonable probability that the conditions will change.  When the change does occur, it can be dramatic for stock performance as the market adjusts.

Standouts in the portfolio for the year included shoe retailer Genesco, which more than doubled, and search giant Alphabet.  Both saw accelerating sales and free cash flow.

Weighing on performance were therapeutics purveyors Amgen and Bristol-Myers Squibb.  The declines reflect disappointing financial results and appear to be episodic, as each stock has rebounded nicely.

Carefully consider the Funds' investment objectives, risks, charges and expenses before investing. This and other important information about Funds can be found by downloading the Funds' prospectus and summary prospectuses. To obtain a hard copy of the prospectus, please call Shareholder Services at 877-593-8637. Please read the prospectus carefully before investing.

IMPORTANT INFORMATION:

Mutual fund investing involves risk, including the possible loss of principal. The value of the Fund’s investments will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Performance as of 11/30/2021

FUND	ONE YEAR	SINCE INCEPTION*
Towpath Focus Fund	24.51%	18.50%

*Inception date 12/31/2019

Periods over one year are annualized.

Annual Report |  2

TOWPATH FOCUS FUND

MANAGEMENT DISCUSSION & ANALYSIS (UNAUDITED) (CONTINUED)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please call 877-593-8637. Periods greater than one year are annualized.

Gross Expense Ratio: 1.74% Net Expense Ratio: 1.11%   The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through 03/31/2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement will not exceed 1.10% of the Fund’s average daily net assets.

As of November 30, 2021, Towpath Focus Fund’s top ten holdings are:

Alphabet, Inc. Class A	6.3%
Bank of New York Mellon Corp.	4.5%
Schwab Charles Corp.	3.7%
Glaxosmithkline Plc.	3.2%
Atlantic Union Bankshares Corp.	3.1%
Gentex Corp.	2.9%
Prestige Consumer Healthcare, Inc.	2.7%
McKesson Corp.	2.7%
AmerisourceBergen Corp.	2.7%
Carter's, Inc.	2.6%

Excludes short-term investments. Percentages are based on total investments.

Current and future portfolio holdings are subject to risk and change.

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Annual Report |  3

TOWPATH TECHNOLOGY FUND

MANAGEMENT DISCUSSION & ANALYSIS (UNAUDITED)

Towpath Technology Fund launched December 31, 2020.  With the Fund’s fiscal year ending November 30, the first fiscal “year” was only eleven months.  For this period, the Fund returned 14.00%, while the S&P 500 Equal Weight Information Technology Index returned 23.53%.

The remarkable run by technology stocks continued in the period, buoyed by strong sales growth, wide profit margins, and rising valuations.  The rising valuations may - especially among the unprofitable companies - reflect in part a rise in speculation in the market.  The combination of a lengthy period of loose money provided by the Federal Reserve, the large government stimulus, and an increase in free time due to people either not working or working from home we believe has driven the valuations of various securities to unwarranted heights.  A low interest rate environment, which causes people to venture out on the risk curve in search of greater return on their money, has also contributed.

Since we launched the Fund at the end of 2020, we have been cognizant of these conditions and have thus exercised even more caution than we normally would.  Even in more typical periods our disciplined approach limits our investments to what we believe are durable businesses trading at reasonable valuations.  While many people associate tech investing with aggressiveness, finding the new hot thing, focusing on growth rates, and ignoring valuation, history shows that the secret to long-term outperformance in the sector lies elsewhere.

Many tech funds have embraced the theme of “disruption,” buying the shares of companies that are thought to be upending industries by doing things in a new way.  Many of these companies were or are trading at 30 times sales and have yet to establish a dominant position in their respective industries.  At that starting point, an awful lot has to go right for a stock to do well.  Toward the end of the fiscal year the air started coming out of many of these stocks and other speculative areas of tech, and we believe there is more to go.  While change is constant, and new ways of doing things will evolve, we believe it is the investors in these highly marketed funds that are the ones who will end up being “disrupted.”  We continue to steer clear of what’s hot or what looks to be unsustainable, while favoring quality businesses that have staying power and are attractively priced.

Strong performers for the period included HP, whose sales of laptop computers proved more sustainable than expectations, and Alphabet, whose search business rebounded from a pandemic-induced slowdown.  Small companies Hackett Group and Ituran Location and Control also posted strong gains.

Laggards included Check Point Software, whose Internet security business is being targeted by competitors, and Biogen, who saw its Alzheimer drug approved, only to be shunned by physicians and regulators who questioned its cost-effectiveness.

Carefully consider the Funds' investment objectives, risks, charges and expenses before investing. This and other important information about Funds can be found by downloading the Funds' prospectus and summary prospectuses. To obtain a hard copy of the prospectus, please call Shareholder Services at 877-593-8637. Please read the prospectus carefully before investing.

Annual Report |  4

TOWPATH TECHNOLOGY FUND

MANAGEMENT DISCUSSION & ANALYSIS (UNAUDITED) (CONTINUED)

IMPORTANT INFORMATION:

The Fund has been in existence for less than one year; cumulative performance may not be indicative of the Fund's long-term potential. The Fund returns will fluctuate over long and short-term periods.

Performance as of 11/30/2021

FUND	SINCE INCEPTION*
Towpath Technology Fund	14.00%

*Inception date 12/31/2020

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please call 877-593-8637. Periods greater than one year are annualized.

Mutual fund investing involves risk, including the possible loss of principal. The value of the Fund’s investments will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Gross Expense Ratio: 1.40% Net Expense Ratio: 1.10% The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through 03/31/2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement will not exceed 1.10% of the Fund’s average daily net assets.

As of November 30, 2021, Towpath Technology Fund’s top ten holdings are:

Alphabet, Inc. Class A	7.3%
Meta Platforms Inc.	4.5%
Check Point Software Technologies Ltd.	3.9%
Northrop Grumman Corp.	3.3%
NetApp, Inc.	3.1%
CSG Systems International, Inc.	2.8%
CGI, Inc.	2.8%
Accenture plc	2.6%
Dropbox, Inc.	2.6%
Huntington Ingalls Industries, Inc.	2.5%

Excludes short-term investments. Percentages are based on total investments.

Current and future portfolio holdings are subject to risk and change.

The S&P 500® Equal Weight Index (EWI) is the equal-weight version of the widely-used S&P 500. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 EWI is allocated a fixed weight - or 0.2% of the index total at each quarterly rebalance.

Annual Report |  5

TOWPATH FOCUS FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2021 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2021

FUND/INDEX	ONE YEAR	SINCE INCEPTION*	VALUE
Towpath Focus Fund	24.51%	18.50%	$13,845
Russell 3000 Index	26.34%	22.07%	$14,659

Hypothetical Cumulative Performance Comparison of $10,000

Investment Since Inception

Towpath Focus Fund
Russell 3000 Index
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Dec-19
May-20
Nov-20
May-21
Nov-21

* Inception December 31, 2019

This chart assumes a hypothetical initial investment of $10,000 made on the closing of December 31, 2019 (commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Call 1-877-593-8637 for the most current performance data. Performance over one year is annualized.

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

The Fund's estimated total annual operating expenses before fee waivers, per the March 30, 2021 prospectus, as supplemented July 21, 2021 were 1.74%. After fee waivers, the Fund's total annual operating expenses were 1.11%.  The Fund's Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2022.

Annual Report |  6

TOWPATH TECHNOLOGY FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2021 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2021

FUND/INDEX	SIX MONTHS	SINCE INCEPTION*	VALUE
Towpath Technology Fund	1.24%	14.00%	$11,400
S&P 500 Equal Weight Information Technology Index	11.86%	23.53%	$12,353

Hypothetical Cumulative Performance Comparison of $10,000

Investment Since Inception

Towpath Technology Fund
S&P 500 Equal Weight Information Technology Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Dec-20
May-21
Nov-21

* Inception December 31, 2020

This chart assumes a hypothetical initial investment of $10,000 made on the closing of December 31, 2020 (commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Call 1-877-593-8637 for the most current performance data. Performance over one year is annualized.

The S&P 500® Equal Weight Information Technology Index imposes equal weights on the index constituents included in the S&P 500 that are classified in the GICS® information technology sector.

The Fund's estimated total annual operating expenses before fee waivers, per the March 30, 2021 prospectus, as supplemented July 21, 2021 were 1.40%. After fee waivers, the Fund's total annual operating expenses were 1.10%.  The Fund's Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2022.

Annual Report |  7

TOWPATH FOCUS FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as of November 30, 2021, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Technology
4.11%
Basic Materials
3.39%
Communication Services
9.49%
Money Market Fund
16.25%
Consumer Cyclical
17.62%
Industrials
4.73%
Energy
4.88%
Healthcare
20.14%
Financial Services
19.39%

Portfolio composition is subject to change.

Annual Report |  8

TOWPATH TECHNOLOGY FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry of the underlying securities as of November 30, 2021, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Telecom Services
1.42%
Aerospace & Defense
5.79%
Communication Equipment
2.32%
Computer Hardware
5.28%
Consulting Services
2.31%
Consumer Electronics
2.38%
Drug Manufacturers - General
0.78%
Electrical Equipment & Parts
1.46%
Electronic Components
2.12%
Electronics & Computer Distribution
3.39%
Information Technology Services
12.90%
Internet Content & Information
13.94%
Internet Retail
1.54%
Money Market Fund
20.45%
Semiconductor Equipment & Materials
3.83%
Semiconductors
2.51%
Software - Application
2.38%
Software - Infrastructure
15.20%

Portfolio composition is subject to change.

Annual Report |  9

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2021

Shares		Fair Value

COMMON STOCKS – 83.82%

Apparel & Other Finished Products of Fabrics & Similar Material - 2.59%
5,600	Carter's, Inc.	$ 565,768

Biological Products (No Diagnostic Substances) - 3.74%
2,620	Amgen, Inc.	521,066
4,300	Gilead Sciences, Inc.	296,399
		817,465
Computer & Office Equipment - 2.49%
15,420	HP, Inc.	544,018

Crude Petroleum & Natural Gas – 2.52%
13,100	Royal Dutch Shell PLC Class B	550,724

Fire, Marine & Casualty Insurance - 2.24%
4,505	Allstate Corp.	489,784

Footwear (No Rubber) - 2.41%
11,100	Steven Madden Ltd.	526,695

Gold & Silver Ores – 2.01%
8,008	Newmont Corp.	439,799

Leather & Leather Products – 1.45%
7,900	Tapestry, Inc.	316,948

Life Insurance - 1.12%
2,590	Reinsurance Group of America, Inc.	245,817

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.94%
3,800	Kontoor Brands, Inc.	204,896

Metal Mining – 1.38%
4,800	Rio Tinto Group PLC ADR	300,912

Miscellaneous Electrical Machinery, Equipment & Supplies – 1.51%
8,910	Energizer Holdings, Inc.	331,363

The accompanying notes are an integral part of these financial statements.

Annual Report |  10

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2021

Shares		Fair Value

Motor Vehicle Parts & Accessories – 4.13%
18,220	Gentex Corp.	$ 627,315
3,670	Magna International, Inc. Class A	276,131
		903,446
National Commercial Banks - 4.76%
8,370	Bank of America Corp.	372,214
3,160	Capital One Financial Corp.	444,075
9,850	Regions Financial Corp.	224,087
		1,040,376
Office Furniture – 0.37%
2,150	MillerKnoll, Inc.	81,571

Petroleum Refining - 2.37%
7,730	Valero Energy Corp.	517,446

Pharmaceutical Preparations – 8.55%
9,140	Bristol Myers Squibb Co.	490,178
16,880	GlaxoSmithKline PLC ADR	694,106
10,715	Prestige Consumer Healthcare, Inc. *	599,504
1,800	Sanofi SA ADR	85,626
		1,869,414
Retail-Catalog & Mail-Order Houses – 0.99%
62	Amazon.com, Inc. *	217,438

Retail-Family Clothing Stores – 1.40%
2,800	Ross Stores, Inc.	305,452

Retail-Furniture Stores – 0.51%
3,700	Haverty Furniture Companies, Inc.	110,667

Retail-Shoe Stores - 1.41%
4,900	Genesco, Inc. *	309,680

Security Brokers, Dealers & Flotation Companies - 3.69%
10,440	The Charles Schwab Corp.	807,952

Services-Business Services - 1.43%
4,640	Ebay, Inc.	313,014

The accompanying notes are an integral part of these financial statements.

Annual Report |  11

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2021

Shares		Fair Value

Services-Computer Programming, Data Processing, Etc. – 8.03%
483	Alphabet, Inc. Class A *	$ 1,370,730
1,185	Meta Platforms, Inc. Class A *	384,485
		1,755,215
Services-Help Supply Services – 1.76%
5,453	Barrett Business Services, Inc.	384,927

Services-Medical Laboratories - 2.45%
3,600	Quest Diagnostics, Inc.	535,248

Services-Prepackaged Software - 1.63%
3,200	Check Point Software Technologies Ltd. (Israel) *	356,192

Ship & Boat Building & Repairing - 1.46%
1,800	Huntington Ingalls Industries, Inc.	319,518

State Commercial Banks - 7.59%
20,659	Atlantic Union Bankshares Corp.	671,624
18,030	Bank of New York Mellon Corp.	987,864
		1,659,488
Telephone Communications (No Radiotelephone) - 1.47%
6,400	Verizon Communications, Inc.	321,728

Wholesale-Drugs Proprietaries & Druggists' Sundries - 5.42%
5,090	AmerisourceBergen Corp.	589,167
2,750	McKesson Corp.	596,090
		1,185,257

TOTAL COMMON STOCKS (Cost - $14,456,155) – 83.82%		18,328,218

MONEY MARKET FUND – 16.27%
3,556,651	First American Government Obligations Fund Class X, 0.03% **	3,556,651
TOTAL MONEY MARKET FUND (Cost - $3,556,651) – 16.27%		3,556,651

	Total Investments (Cost - $18,012,806) – 100.09%	21,884,869

	Liabilities Less Other Assets – (0.09)%	(19,811)

	Net Assets - 100.00%	$ 21,865,058

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at November 30, 2021.

ADR - American Depositary Receipt

PLC- Public Limited Company

The accompanying notes are an integral part of these financial statements.

Annual Report |  12

TOWPATH TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2021

Shares		Fair Value

COMMON STOCKS - 80.33%

Biological Products (No Diagnostic Substances) - 0.78%
105	Biogen, Inc. *	$ 24,753

Computer & Office Equipment - 3.72%
2,000	HP, Inc.	70,560
400	International Business Machine Corp.	46,840
		117,400
Computer Storage Devices - 3.10%
1,100	NetApp, Inc.	97,768

Electrical Industrial Apparatus - 1.48%
4,000	GrafTech International Ltd.	46,600

Electronic Computers - 2.41%
460	Apple, Inc.	76,038

Optical Instruments & Lenses - 1.81%
140	KLA Corp.	57,138

Printed Circuit Boards - 2.14%
4,900	TTM Technologies, Inc. *	67,522

Retail-Catalog & Mail-Order Houses - 1.56%
14	Amazon.com, Inc. *	49,099

Search, Detection, Navigation, Guidance, Aeronautical, and Nautical Systems and Instruments - 3.32%
300	Northrop Grumman Corp.	104,640

Semiconductors & Related Devices - 4.59%
1,000	Intel Corp.	49,200
1,700	MagnaChip Semiconductor Corp. (Luxembourg) *	30,736
4,910	Photronics, Inc. *	64,861
		144,797
Services-Business Services - 2.60%
230	Accenture PLC Class A (Ireland)	82,202

Services-Computer Integrated Systems Design - 2.40%
1,600	Open Text Corp. (Canada)	75,856

Services-Computer Processing & Data Preparation - 4.49%
1,700	CSG Systems International, Inc.	89,607
1,700	DXC Technology Co. *	50,983
80	Kyndryl Holdings, Inc. *	1,264
		141,854

The accompanying notes are an integral part of these financial statements.

Annual Report |  13

TOWPATH TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2021

Shares		Fair Value

Services-Computer Programming, Data Processing, Etc. - 14.08%
82	Alphabet, Inc. Class A *	$ 232,712
460	Baidu, Inc. (China) *	68,926
440	Meta Platforms, Inc. Class A *	142,762
		444,400
Services-Computer Programming Services - 1.98%
800	Cognizant Technology Solutions Corp. Class A	62,384

Services-Management Consulting Services - 7.64%
880	Booz Allen Hamilton Holding Corp. Class A	73,867
1,050	CGI, Inc. Class A (Canada) *	87,654
3,900	The Hackett Group, Inc.	79,794
		241,315
Services-Prepackaged Software - 12.51%
1,110	Check Point Software Technologies Ltd. (Israel) *	123,554
3,300	DropBox, Inc. Class A *	81,213
190	Microsoft Corp.	62,812
800	Oracle Corp.	72,592
470	VMWare, Inc. Class A	54,868
		395,039
Ship & Boat Building & Repairing - 2.53%
450	Huntington Ingalls Industries, Inc.	79,880

Telephone Communications (No Radiotelephone) - 1.43%
900	Verizon Communications, Inc.	45,243

Wholesale-Electronic Parts & Equipment - 5.76%
500	Arrow Electronics, Inc. *	60,825
1,300	Avnet, Inc.	47,151
2,806	Ituran Location & Control Ltd. (Israel)	73,882
		181,858

TOTAL COMMON STOCKS (Cost - $2,262,185) - 80.33%		2,535,786

MONEY MARKET FUND - 20.65%
651,886	First American Government Obligations Fund Class X, 0.03% **	651,886
TOTAL MONEY MARKET FUND (Cost - $651,886) - 20.65%		651,886

	Total Investments (Cost - $2,914,071) - 100.98%	3,187,672

	Liabilities Less Other Assets - (0.98)%	(30,990)

	Net Assets - 100.00%	$ 3,156,682

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at November 30, 2021.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Annual Report |  14

TOWPATH FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

NOVEMBER 30, 2021

	Towpath	Towpath
	Focus	Technology
Assets:	Fund	Fund
Investments in Securities at Value (Cost $18,012,806, and $2,914,071)	$21,884,869	$ 3,187,672
Cash	1,000	-
Receivables:
Dividends	51,562	2,903
Due from Advisor, Net	-	3,291
Prepaid Expenses	3,765	2,460
Total Assets	21,941,196	3,196,326
Liabilities:
Payables:
Investments Purchased	37,904	12,480
Advisory Fees, Net	10,444	-
Administrator Fees	341	251
Chief Compliance Officer Fees	237	250
Transfer Agent & Fund Accounting Fees	3,184	1,159
Trustee Fees	399	638
Other Accrued Expenses	23,629	24,866
Total Liabilities	76,138	39,644
Net Assets	$21,865,058	$ 3,156,682

Net Assets Consist of:
Paid In Capital	$16,772,156	$ 2,867,704
Distributable Earnings	5,092,902	288,978
Net Assets	$21,865,058	$ 3,156,682

Institutional Class
Net Assets	$21,865,058	$ 3,156,682
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	1,626,992	276,835
Net asset value and offering price per share	$ 13.44	$ 11.40

The accompanying notes are an integral part of these financial statements.

Annual Report |  15

TOWPATH FUNDS

STATEMENTS OF OPERATIONS

For the year or period ended November 30, 2021

	Towpath	Towpath
	Focus	Technology
	Fund	Fund *
Investment Income:
Dividends (a)	$ 346,752	$ 26,228
Total Investment Income	346,752	26,228

Expenses:
Advisory Fees (see Note 3)	135,307	17,549
Administrative Fees (see Note 3)	3,940	2,501
Audit Fees	15,399	14,700
Chief Compliance Officer Fees (see Note 3)	3,237	3,001
Custody Fees	11,622	9,632
Legal Fees	22,200	13,700
Other Fees	4,456	3,002
Printing & Mailing Fees	375	434
Registration Fees	5,116	1,272
Transfer Agent & Fund Accounting Fees (see Note 3)	32,543	12,471
Trustee Fees	2,402	2,438
Total Expenses	236,597	80,700
Fees Waived and/or Expenses Reimbursed by the Adviser	(23,736)	(53,123)
Net Expenses	212,861	27,577

Net Investment Income/(Loss)	133,891	(1,349)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	1,115,558	16,726
Net Change in Unrealized Appreciation on Investments	2,216,854	273,601
Net Realized and Unrealized Gain on Investments	3,332,412	290,327

Net Increase in Net Assets Resulting from Operations	$ 3,466,303	$ 288,978

(a) Net of foreign withholding taxes of $8,788 and $587.

* For the period December 31, 2020 (commencement of investment operations) through November 30, 2021.

The accompanying notes are an integral part of these financial statements.

Annual Report |  16

TOWPATH FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended*
	11/30/2021	11/30/2020
Increase in Net Assets From Operations:
Net Investment Income	$ 133,891	$ 109,431
Net Realized Gain on Investments	1,115,558	264,974
Net Change in Unrealized Appreciation on Investments	2,216,854	1,655,209
Net Increase in Net Assets Resulting from Operations	3,466,303	2,029,614

Distributions to Shareholders	(403,015)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	5,414,138	11,411,577
Proceeds from Reinvestment of Distributions:
Institutional Class	236,470	-
Cost of Shares Redeemed:
Institutional Class	(267,372)	(22,657)
Net Increase in Net Assets from Capital Share Transactions	5,383,236	11,388,920

Net Increase in Net Assets	8,446,524	13,418,534

Net Assets:
Beginning of Period	13,418,534	-

End of Period	$21,865,058	$13,418,534

Share Activity:
Institutional Class
Shares Sold	421,280	1,209,446
Shares Reinvested	21,419	-
Shares Redeemed	(22,886)	(2,267)
Net Increase in Shares of Beneficial Interest Outstanding	419,813	1,207,179

* For the period December 31, 2019 (commencement of investment operations) through November 30, 2020.

The accompanying notes are an integral part of these financial statements.

Annual Report |  17

TOWPATH TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended *
11/30/2021
Increase in Net Assets From Operations:
Net Investment Loss	$ (1,349)
Net Realized Gain on Investments	16,726
Net Change in Unrealized Appreciation on Investments	273,601
Net Increase in Net Assets Resulting from Operations	288,978

Distributions to Shareholders:
Distributions:
Realized Gains	-
Net Investment Income	-
Total Distributions Paid to Shareholders	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	2,870,385
Proceeds from Reinvestment of Distributions:
Institutional Class	-
Cost of Shares Redeemed:
Institutional Class	(2,681)
Net Increase in Net Assets from Capital Share Transactions	2,867,704

Net Increase in Net Assets	3,156,682

Net Assets:
Beginning of Period	-

End of Period	$ 3,156,682

Share Activity:
Institutional Class
Shares Sold	277,064
Shares Reinvested	-
Shares Redeemed	(229)
Net Increase in Shares of Beneficial Interest Outstanding	276,835

* For the period December 31, 2020 (commencement of investment operations) through November 30, 2021.

The accompanying notes are an integral part of these financial statements.

Annual Report |  18

TOWPATH FOCUS FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period/year.

	Year Ended		Period Ended	*
	11/30/2021		11/30/2020

Net Asset Value, at Beginning of Period/Year	$ 11.12		$ 10.00

Income From Investment Operations:
Net Investment Income **	0.09		0.11
Net Gain on Investments (Realized and Unrealized)	2.56		1.01
Total from Investment Operations	2.65		1.12

Distributions:
Net Investment Income	(0.09)		-
Net Realized Gains	(0.24)		-
Total from Distributions	(0.33)		-

Net Asset Value, at End of Period/Year	$ 13.44		$ 11.12

Total Return ***	24.51%		11.20%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 21,865		$ 13,419
Before Waiver
Ratio of Expenses to Average Net Assets	1.22%		1.73%	(b)
Ratio of Net Investment Income to Average Net Assets	0.57%		0.57%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.10%	(c)	1.10%	(b)(c)
Ratio of Net Investment Income to Average Net Assets	0.69%	(c)	1.21%	(b)(c)
Portfolio Turnover	25.29%		32.09%	(a)

(a) Not annualized.

(b) Annualized.

(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).

* For the period December 31, 2019 (commencement of investment operations) through November 30, 2020.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming  reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

Annual Report |  19

TOWPATH TECHNOLOGY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Period Ended	*
	11/30/2021

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.01)
Net Gain on Investments (Realized and Unrealized)	1.41
Total from Investment Operations	1.40

Distributions:
Net Investment Income	-
Net Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 11.40

Total Return ***	14.00%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,157
Before Waiver
Ratio of Expenses to Average Net Assets	3.21%	(b)
Ratio of Net Investment Loss to Average Net Assets	(2.17)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.10%	(b)(c)
Ratio of Net Investment Loss to Average Net Assets	(0.05)%	(b)(c)
Portfolio Turnover	13.45%	(a)

(a) Not annualized.

(b) Annualized.

(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).

* For the period December 31, 2020 (commencement of investment operations) through November 30, 2021.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming  reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

Annual Report |  20

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2021

NOTE 1.  ORGANIZATION

The Towpath Focus Fund (the "Focus Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 31, 2019. The Towpath Technology Fund (the “Technology Fund”) is a non-diversified series of the Trust and commenced operations on December 31, 2020. Each Fund’s investment objective is to provide long-term capital appreciation. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares, without par value, of beneficial interest of each separate series. There are currently seven separate series offered by the Trust. The investment adviser to the Focus Fund and the Technology Fund is Oelschlager Investments, LLC (the "Adviser" or "Oelschlager").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The following is a summary of significant accounting policies used in preparing the financial statements. The Trust follows the accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") under Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Annual Report |  21

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks and ADR’s). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the

Annual Report |  22

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about each Fund’s investments measured at fair value as of November 30, 2021, by major security type:

Towpath Focus Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2021 (Total)
Assets
Common Stocks	$ 18,328,218	$ -	$ -	$ 18,328,218
Money Market Fund	3,556,651	-	-	3,556,651
Total	$ 21,884,869	$ -	$ -	$ 21,884,869

Towpath Technology Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2021 (Total)
Assets
Common Stocks	$ 2,535,786	$ -	$ -	$ 2,535,786
Money Market Fund	651,886	-	-	651,886
Total	$ 3,187,672	$ -	$ -	$ 3,187,672

The Funds did not hold any Level 3 securities during the period presented. For a further breakdown of each investment by industry type, please refer to each Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

Annual Report |  23

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year (2020) or expected to be taken in the Funds’ 2021 tax return. The Funds identify their major tax jurisdiction as U.S. federal and the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended November 30, 2021 and, with respect to the Technology Fund, the period December 31, 2020 (commencement of investment operations) through November 30, 2021, the Funds did not incur any interest or penalties.

SHARE VALUATION: The Funds’ NAV are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding for the Funds to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: The Funds typically distribute substantially all of their net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such

Annual Report |  24

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS: The Funds maintain their cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

NOTE 3.  RELATED PARTY TRANSACTIONS AND OTHER AGREEMENTS

INVESTMENT ADVISER: Oelschlager Investments, LLC, serves as the Funds’ investment adviser. Pursuant to a management agreement, each Fund pays Oelschlager an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of each Fund's average daily net assets.  During the fiscal year ended November 30, 2021 for the Focus Fund and, with respect to the Technology Fund, the period December 31, 2020 (commencement of investment operations) through November 30, 2021, the Adviser earned $135,307 and $17,549 in advisory fees, respectively.  At November 30, 2021, the Focus Fund owed the Adviser $10,444, while the Adviser owed the Technology Fund $3,291.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2022, to ensure that the total annual operating expenses of the Funds, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.10% of the average daily net assets of each Fund. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within three years after the waiver or reimbursement occurs, if such recoupment is approved by the Board. The Funds may only make a repayment to the Adviser if such repayment does not cause the applicable Fund’s expenses to exceed both 1) the expense cap in place of the time the expenses were waived, and 2) the Fund’s current expense cap. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.  During the

Annual Report |  25

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

fiscal year ended November 30, 2021 for the Focus Fund and, with respect to the Technology Fund, the period December 31, 2020 (commencement of investment operations) through November 30, 2021, the Adviser waived $23,736 and $53,123 in advisory fees and expenses, respectively.

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, for the Focus Fund through November 30, 2024, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2023	$57,574
November 30, 2024	$23,736

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, for the Technology Fund through November 30, 2024, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2024	$53,123

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Funds’ transfer agent and fund accountant.  MSS receives an annual fee from the Funds of $11.50 per shareholder or an annual minimum for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Funds based on the average net assets of each Fund. For the year ended November 30, 2021, MSS earned $32,543 from the Focus Fund for transfer agent and accounting services. For the period December 31, 2020 (commencement of investment operations) through November 30, 2021, MSS earned $12,471 from the Technology Fund for transfer agent and accounting services. As of November 30, 2021, the Focus Fund and the Technology Fund owed MSS $3,184 and $1,159 for transfer agent and accounting services.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Funds, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Funds.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a total monthly fee of $1,000 from the Funds. For the year ended November 30, 2021, Empirical earned $7,177 from the Focus Fund for these services. For the period December 31, 2020 (commencement of investment operations) through November 30, 2021, MSS earned $5,502 from the Technology Fund for these services. As of November 30, 2021, the Focus Fund and the Technology Fund owed Empirical $578 and $501.

Annual Report |  26

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

UNDERWRITER: As of March 23, 2021, Ultimus Fund Distributors, LLC (the "Underwriter") (“Ultimus”) acts as the Funds' principal underwriter in a continuous offering of the Funds' shares.  Prior to March 23, 2021, Foreside Financial Services, LLC (“Foreside”) acted as the Funds’ principal underwriter. The Underwriter is compensated by the Adviser, not the Funds, for acting as principal underwriter. For the year ended November 30, 2021 Ultimus and Foreside were paid $13,385 and $6,990, respectively.

NOTE 4.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended November 30, 2021 for the Focus Fund and the period December 31, 2020 (commencement of investment operations) through November 30, 2021 for the Technology Fund, were as follows:

	Focus Fund	Technology Fund
Purchases	$ 6,675,693	$ 2,516,212
Sales	$ 4,096,369	$ 263,458

NOTE 5.  FEDERAL INCOME TAX

For federal income tax purposes, the cost of investments owned as of November 30, 2021 is $18,040,129 and $2,914,071 for the Focus Fund and Technology Fund, respectively. As of November 30, 2021, the gross unrealized appreciation on a tax basis totaled $4,536,576 and the gross unrealized depreciation totaled $691,836 for a net unrealized appreciation of $3,844,740 for the Focus Fund. As of November 30, 2021, the gross unrealized appreciation on a tax basis totaled $360,746 and the gross unrealized depreciation totaled $87,145 for a net unrealized appreciation of $273,601 for the Technology Fund.

As of November 30, 2021, the difference between book and tax basis unrealized appreciation was attributed to the deferral of wash sales.

As of November 30, 2021 the components of distributable earnings on a tax basis for the Focus Fund were as follows:

Undistributed ordinary income

                $       733,162

Undistributed capital gain

         515,000

Net unrealized appreciation

      3,844,740

Total

$    5,092,902

As of November 30, 2021 the components of distributable earnings on a tax basis for the Technology Fund were as follows:

Undistributed ordinary income

                $         15,377

Undistributed capital gain

                    -

Net unrealized appreciation

         273,601

Total

$       288,978

Annual Report |  27

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

For the year ended November 30, 2021, there were ordinary income distributions of $403,015  for the Focus Fund. There were no distributions made for the period December 31, 2020 (commencement of investment operations) through November 30, 2021 for the Technology Fund.

There were no distributions made for the period December 31, 2019 (commencement of investment operations) through November 30, 2020 for the Focus Fund.

NOTE 6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of November 30, 2021, Mark & Tina Oelschlager held approximately 45% and 26% of the voting securities of the Focus Fund and Technology Fund, respectively, and may be deemed to control the Funds.

NOTE 7.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 8.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, climate change or climate change related events, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply

Annual Report |  28

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 9.  SECTOR CONCENTRATION RISK

Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Technology Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

NOTE 10.  SUBSEQUENT EVENTS

On December 23, 2021, the Focus Fund declared the following distributions to shareholders of record as of December 23, 2021:

Total Distribution

Per Share Amount

Short-term

    $    601,307

         $0.37

Long-term

    $    512,459

         $0.31

Ordinary Income

    $    133,653

         $0.08

On December 23, 2021, the Technology Fund declared the following distributions to shareholders of record as of December 23, 2021:

Total Distribution

Per Share Amount

Short-term

    $      16,726

         $0.06

Ordinary Income

    $        5,055

         $0.02

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such other events requiring accounting or disclosure.

Annual Report |  29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Towpath Funds and

Board of Trustees of MSS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Towpath Focus Fund and Towpath Technology Fund (the “Funds”), each a series of MSS Series Trust as of November 30, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Towpath Focus Fund	For the year ended November 30, 2021	For the year ended November 30, 2021 and for the period December 31, 2019 (commencement of investment operations) through November 30, 2020
Towpath Technology Fund	For the period December 31, 2020 (commencement of investment operations) through November 30, 2021

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 25, 2022

Annual Report |  30

TOWPATH FUNDS

EXPENSE ILLUSTRATION

NOVEMBER 30, 2021 (UNAUDITED)

Expense Example

As a shareholder of the Fund(s), you incur ongoing costs which consist of, management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period, June 1, 2021 through November 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Towpath Focus Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2021	November 30, 2021	June 1, 2021 to November 30, 2021

Actual	$1,000.00	$981.74	$5.46
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.55	$5.57

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Towpath Technology Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2021	November 30, 2021	June 1, 2021 to November 30, 2021

Actual	$1,000.00	$1,012.43	$5.55
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.55	$5.57

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report |  31

TOWPATH FUNDS

TRUSTEES & OFFICERS

NOVEMBER 30, 2021 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	7	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	7	None

1The “Fund Complex” consists of the MSS Series Trust.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act and each officer of the Trust.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee and President	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	7	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an “Interested” Trustee as defined in the 1940 Act because he is an officer of the Trust and President/owner of the Fund’s transfer agent and fund accountant.
2The “Fund Complex” consists of the MSS Series Trust.

Each non-interested Trustee receives $300 per quarterly meeting attended.

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling 877-593-8637.

Annual Report |  32

TOWPATH FUNDS

ADDITIONAL INFORMATION

NOVEMBER 30, 2021 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Funds at 877-593-8637 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.   The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Funds at 877-593-8637.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended November 30, 2021, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Review of Advisor’s 15(c) Responses

At its meeting held on September 23, 2021, the Board of Trustees (the “Board”) of MSS Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940 discussed the approval of a management agreement (the “Management Agreement”) between the Trust and Oelschlager Investments, LLC (“Oelschlager”) with respect to the Funds.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement. In connection with its deliberations regarding the approval of the Management Agreement, the Board reviewed the materials prepared by Oelschlager.

Nature, Extent and Quality of Service. The Trustees discussed the services provided since inception of both Towpath Funds. They reviewed the background of key personnel responsible for servicing the Funds, noting that Oelschlager Investments utilized Pine Advisor Solutions,

Annual Report |  33

TOWPATH FUNDS

ADDITIONAL INFORMATION (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

LLC for compliance and operational support. The Trustees considered Oelschlager Investments’ practice for monitoring compliance, acknowledging that the firm utilized order management software, which incorporated pre-trade and post-trade compliance reporting. Further, they indicated that Oelschlager’s compliance software automatically flagged and prohibited any trades that would result in a violation of a Fund’s investment policies or restrictions. They noted that Oelschlager utilized a multi-factor process for broker-dealer selection that ensured the total cost or proceeds in each transaction is most favorable to the Funds. The Trustees agreed that services provided have been satisfactory and would be in the best interest of shareholders to continue.

Performance. The Trustees reviewed the Funds’ investment strategies and objectives. They noted that the Towpath Focus Fund outperformed its benchmark and peer group average for the one-year period ended July 31, 2021, as well as outperforming the S&P 500 Index since inception. With respect to the Towpath Technology Fund, the Trustees noted that the Fund outperformed its peer group average and Lipper category but underperformed the S&P 500 Index since inception of December 31, 2020 through July 31, 2021.  The Trustees concluded that the performance of both Towpath Funds was satisfactory.

Fees and Expenses.

Technology Fund: The Trustees noted that the Fund’s advisory fee was 0.70% and observed that the Fund’s advisory fee was lower than the Fund’s peer group average.  They noted that Oelschlager Investments agreed to enter into an expense limitation agreement, under which it agreed to contractually limit expenses to 1.10% subject to certain exclusions.  The Trustees agreed that the advisory fee was not unreasonable.

Focus Fund: The Trustees noted that Oelschlager proposed an advisory fee of 0.70%, which was slightly higher than the Fund’s peer group average and lower than the fee charged to the adviser’s other accounts. They noted that Oelschlager Investments agreed to enter into an expense limitation agreement, under which it agreed to contractually limit expenses to 1.10% subject to certain exclusions. The Trustees agreed that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Oelschlager Investments with respect to each Fund and considered whether projected profits, if any, were reasonable. They noted that the adviser incurred a loss in connection with each Fund over the previous 12 months of operations for each Fund. The Trustees concluded excessive profitability was not a relevant concern at this time.

Economies of Scale. The Trustees considered whether Oelschlager Investments will experience economies of scale with respect to the management of the Funds. They noted that the adviser indicated that it was open to discussing the implementation of economies of scale as each Fund’s assets increased. The Trustees concluded that the absence of breakpoints at this time was reasonable.

Conclusion. Having requested and received such information from Oelschlager Investments as the Trustees believed reasonably necessary to evaluate the terms of Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable with respect to each Fund and that approval of the Management Agreement was in the best interests of shareholders of each Fund respectively.

Annual Report |  34

INVESTMENT ADVISER

Oelschlager Investments, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

LEGAL COUNSEL

Thompson Hine LLP

CUSTODIAN

U.S. Bank N.A.

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

DISTRIBUTOR

Ultimus Fund Distributors, LLC

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

14390530-UFD-2/1/2022

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2021

$ 24,700

$ 0

FY 2020

$ 11,700

$ 0

(b)

Audit-Related Fees

Registrant

Adviser

FY 2021

$ 0

$ 0

FY 2020

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2021

$ 6,000

$ 0

FY 2020

$ 3,000

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2021

$ 0

$ 0

FY 2020

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2021

$ 6,000

FY 2020

$ 3,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date:  February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date:  February 4, 2022

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Principal Financial Officer

Date:  February 4, 2022